Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Apex Systems property
Long-term Debt
2013	$ 10,000,000
2014	10,000,000
2015	10,000,000
2016	10,000,000
2017	52,500,000
Thereafter	334,088,000
Total	426,588,000
Operating Leases
2013	13,545,000
2014	11,117,000
2015	9,210,000
2016	6,386,000
2017	3,588,000
Thereafter	6,764,000
Total	50,610,000
Related Party
2013	1,266,000
2014	1,299,000
2015	1,168,000
2016	694,000
2017	175,000
Thereafter	0
Total	4,602,000
Total
2013	24,811,000
2014	22,416,000
2015	20,378,000
2016	17,080,000
2017	56,263,000
Thereafter	340,852,000
Total	481,800,000
Deferred rent liability, current	300,000
Deferred rent liability, noncurrent	3,800,000	2,100,000
Rent expense	13,700,000	8,200,000	8,000,000
Self insurance claim liability	10,300,000	10,400,000
Letters of credit outstanding	2,800,000	2,400,000
Approximate potential future earn-out obligations	9,100,000
Number of leased properties owned by related parties (in number of properties)				2
Income tax reserve in other long-term liabilities	$ 400,000	$ 300,000